Share-based payments - Schedule of Shares under CFO Buyout (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CFO Buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding, period start (in shares)	0	686,085
Exercised (in shares)	0	(686,085)
Outstanding, period end (in shares)	0	0
Group Chief Executive Buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding, period start (in shares)	6,585,447	7,444,787
Exercised (in shares)	(1,247,548)	(859,340)
Outstanding, period end (in shares)	5,337,899	6,585,447